Calvert VP SRI Balanced Portfolio
CALVERT VP SRI BALANCED PORTFOLIO Supplement to: Calvert Variable Products Prospectus dated April 30, 2015 Calvert Variable Products Prospectus Class F dated April 30, 2015 Date of Supplement: May 6, 2015
Average Annual Total Returns (as of 12/31/14)
In the Portfolio Summary for Calvert VP SRI Balanced Portfolio under “Investments, Risks and Performance – Performance” on page 3, delete the second and third rows of the “Average Annual Total Returns” table and replace them with the following (table heading included for ease of reference):

Average Annual Total Returns Calvert VP SRI Balanced Portfolio	1 Year	5 Years	10 Years
Class F Russell 1000 Index	13.24%	15.64%	7.96%
Class F Balanced Composite Benchmark (reflects no deduction for fees or expenses)	11.14%	12.25%	7.60%
Class I Russell 1000 Index	13.24%	15.64%	7.96%
Class I Balanced Composite Benchmark (reflects no deduction for fees or expenses)	11.14%	12.25%	7.60%